Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following:

	December 31,
(in thousands)	2023	2022
Trocars	$4,644	$4,645
Leasehold improvements	1,506	1,028
Office equipment	253	238
Computer software	140	140
Furniture and fixtures	181	161
Computer equipment	108	102

Property and equipment	6,832	6,314
Less: Accumulated depreciation	(5,614)	(4,810)

Property and equipment, net	$1,218	$1,504